STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical) (Reversal Of Common Stock Issuance [Member], USD $)	12 Months Ended
Dec. 31, 2013
Reversal Of Common Stock Issuance [Member]
Equity Issuance [Line Items]
Equity issuance, amount per share	$ 0.50